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PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                             J.P. Morgan
                                             Select Funds

SELECT BALANCED FUND

SELECT EQUITY INCOME FUND

SELECT LARGE CAP EQUITY FUND

SELECT LARGE CAP GROWTH FUND

SELECT MID-CAP EQUITY FUND

SELECT SMALL CAP EQUITY FUND

SELECT INTERNATIONAL EQUITY FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved of securities of this Fund or determined if this prospectus is accurate or complete. It is a crime to state otherwise.

                                                         -----------------------
                                                         [LOGO] CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING.
                                                         -Registered Trademark-
                                                         -----------------------

                                                                PSBD-1-201

SELECT BALANCED FUND                                                           1

SELECT EQUITY INCOME FUND                                                      9

SELECT LARGE CAP EQUITY FUND                                                  15

SELECT LARGE CAP GROWTH FUND                                                  21

SELECT MID-CAP EQUITY FUND                                                    27

SELECT SMALL CAP EQUITY FUND                                                  33

SELECT INTERNATIONAL EQUITY FUND                                              39

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THE FUNDS' INVESTMENT ADVISER                                                 46
--------------------------------------------------------------------------------

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HOW YOUR ACCOUNT WORKS                                                        49
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BUYING FUND SHARES                                                            50

SELLING FUND SHARES                                                           50

OTHER INFORMATION CONCERNING THE FUNDS                                        51

DISTRIBUTIONS AND TAXES                                                       51

WHAT THE TERMS MEAN                                                           53

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FINANCIAL HIGHLIGHTS OF THE FUNDS                                             55
--------------------------------------------------------------------------------

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HOW TO REACH US                                                       Back cover
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

--------------------------------------------------------------------------------
J.P MORGAN SELECT BALANCED FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund seeks to maximize total return through long-term capital growth and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund seeks a balance of current income and growth by using an active equity management style that focuses on strong earnings momentum and profitability within a universe of growth oriented stocks and an active fixed-income management style focused primarily on domestic fixed-income securities. The Fund invests in both equity and debt securities.

Under normal market conditions, the Fund invests 35% to 70% of its total assets in equity securities and at least 25% of its total assets in investment-grade debt securities. Most of the Fund's equity securities are in a diverse portfolio of well known established companies with market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase and which are traded on established security markets or over-the-counter. Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks, and warrants to buy common stocks.

The Fund's debt securities include non-convertible corporate debt and U.S. government debt securities. The Fund invests in corporate debt securities that are rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P),

J.P MORGAN SELECT BALANCED FUND

or the equivalent rating by another national rating organization. It may also invest in unrated securities of comparable quality. There is no restriction on the maturity of the Fund's fixed-income portfolio or of any individual security in the portfolio. The average maturity, or time until debt investments come due, will vary as market conditions change.

The Fund's advisers may change the balance between equity and fixed-income investments to suit market conditions.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry- and company-specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

In selecting equity securities the Fund will invest primarily in companies with one or more of the following characteristics:

o Projected rate of earnings growth that is equal to or greater than the equity markets;

o Return on assets and equity that is equal to or greater than the equity markets;

o     Above average price/earnings ratios;

o     Below average dividend yield; or

o     Above average market volatility.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities including mortgaged-backed securities. The Fund invests in fixed-income securities

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

only if they are rated investment-grade or the advisers consider them to be comparable to investment-grade.

When making decisions with respect to the Fund's debt securities, the Fund's advisers consider many factors, including current yield, including preservation of capital, maturity and yield to maturity. The Fund's advisers will adjust the Fund's investment in certain types of securities based on their analysis of changing economic conditions and trends. The Fund's advisers may sell one security and buy another security of comparable quality and maturity in order to take advantage of what they believe to be short term differences in market rates or yields.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts.

The Fund may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls", in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest any portion of its assets that are not invested in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN SELECT BALANCED FUND

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Select Balanced Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates are lower than those on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities that the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble

J.P. MORGAN SELECT BALANCED FUND

making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not fulfill its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change when the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index and the S&P 500 Index, two widely recognized market benchmarks, and the Lipper Balanced Funds Index.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        20.56%
1992         7.73%
1993         7.01%
1994        -3.40%
1995        27.97%
1996         9.21%
1997        19.18%
1998        19.39%
1999         9.22%
2000        -3.38%

--------------------------------------------------------------------------------
BEST QUARTER                                                              11.90%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -5.02%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

J.P. MORGAN SELECT BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                               -3.38%         10.40%         10.91%
--------------------------------------------------------------------------------
S&P 500 INDEX                        -9.10%         18.33%         17.44%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX          11.63%          6.46%          7.96%
--------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX           2.39%         11.80%         12.45%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                 MANAGEMENT     DISTRIBUTION       OTHER          FUND OPERATING
                 FEE            (12B-1) FEES       EXPENSES       EXPENSES
--------------------------------------------------------------------------------
                 0.50%          NONE               0.60%#         1.10%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred during the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.50% and Total Annual Fund Operating Expenses for are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                             $112          $350           $606          $1,340
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT EQUITY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to obtain income primarily by investing in income-producing equity securities.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 65% of its total assets in dividend-paying equity securities. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and consistent dividend record. The Fund also emphasizes securities of companies with below average market volatility and price/earnings ratios or market capitalization of more than $500 million. The Fund combines growth and value style investing.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock still is an attractive investment opportunity.

The Fund's equity investments may also include real estate investment trusts (REITs), which are pooled investment vehicles investing primarily in income-producing real estate or loans related to real estate.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts.

J.P. MORGAN SELECT EQUITY INCOME FUND

The Fund may under normal market conditions invest up to 35% of its total assets in investment-grade debt securities, high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. Investment grade means a rating of Baa3 or higher by Moody's, BBB- or higher by S&P, the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Select Equity Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN SELECT EQUITY INCOME FUND

The market value of the Fund's convertible securities and fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        27.49%
1992        14.10%
1993        13.31%
1994        -3.60%
1995        32.61%
1996        22.48%
1997        31.27%
1998        11.88%
1999         2.55%
2000        -2.29%

--------------------------------------------------------------------------------
BEST QUARTER                                                              16.85%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -10.11%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

J.P. MORGAN SELECT EQUITY INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                                -2.29%        12.51%         14.28%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX       7.46%        13.42%         14.45%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                    MANAGEMENT      DISTRIBUTION      OTHER       FUND OPERATING
                    FEE             (12B-1) FEES      EXPENSES    EXPENSES
--------------------------------------------------------------------------------
                    0.40%           NONE              0.45%#      0.85%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                              $87           $271          $471          $1,049
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization of over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 Index stocks. The Fund normally invests at least 80% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that is greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return-on-assets and return-on-equity equal to or greater than the equity markets.

J.P. MORGAN SELECT LARGE CAP EQUITY FUND

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Fund may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Select Large Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

J.P. MORGAN SELECT LARGE CAP EQUITY FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they may be more sensitive to to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        30.60%
1992         4.60%
1993         7.88%
1994        -1.44%
1995        29.09%
1996        19.87%
1997        34.53%
1998        23.16%
1999        17.29%
2000       -12.17%

--------------------------------------------------------------------------------
BEST QUARTER                                                              20.11%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -10.91%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

J.P. MORGAN SELECT LARGE CAP EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                                 -12.17%       15.38%        14.38%
--------------------------------------------------------------------------------
S&P 500 INDEX                           -9.10%       18.33%        17.44%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX       -7.37%       16.79%        16.13%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                      MANAGEMENT     DISTRIBUTION     OTHER       FUND OPERATING
                      FEE            (12B-1) FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------
                      0.40%          NONE             0.46%#      0.86%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                     1 YEAR     3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
                                     $88        $274         $477       $1,061
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund's objective is long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in established companies with a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund's advisers will try to identify high-quality large and medium-sized companies with strong balance sheets, above-average historical earnings growth, favorable earnings prospects, seasoned management and leadership positions in their industries. The Fund will sell a stock if the advisers feel that the issuer no longer meets the growth criteria listed above or if they believe that more attractive opportunities are available.

Up to 20% of the total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

J.P. MORGAN SELECT LARGE CAP GROWTH FUND

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Select Large Cap Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of the shares will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are usually denominated in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national

J.P. MORGAN SELECT LARGE CAP GROWTH FUND

currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European Capital Markets.

It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, which contains stocks of large U.S. companies with high price-to-book ratios relative to the S&P 500 Index, and the Lipper Large-Cap Growth Funds Index.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        26.17%
1992         8.15%
1993         6.93%
1994         2.47%
1995        33.18%
1996        14.45%
1997        32.87%
1998        40.85%
1999        37.33%
2000       -24.72%

--------------------------------------------------------------------------------
BEST QUARTER                                                              25.96%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -18.00%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

J.P MORGAN SELECT LARGE CAP GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                               -24.72%        17.23%         15.99%
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX           -22.08%        19.16%         17.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH
FUNDS INDEX                          -19.68%        17.85%         17.32%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT     DISTRIBUTION     OTHER          FUND OPERATING
                   FEE            (12B-1) FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------
                   0.40%          NONE             0.43%#         0.83%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred during the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                   $85         $265         $460        $1,025
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund's objective is long-term capital growth.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities (shares) of companies and at least 65% will be invested in shares of companies with market capitalization equal to those within a universe of S&P MidCap 400 index stocks at the time of purchase.

The Fund's advisers use an active equity management style focused on investing in mid-sized companies that are increasing their market share with strong earnings prospects. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or services and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

Up to 20% of the Fund's total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

J.P. MORGAN SELECT MID-CAP EQUITY FUND

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in the Select Mid-Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small to mid-sized companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. Smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN SELECT MID-CAP EQUITY FUND

controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        49.64%
1992         9.33%
1993        21.77%
1994        -1.89%
1995        24.68%
1996         7.41%
1997        15.01%
1998        16.23%
1999        25.06%
2000        14.71%

--------------------------------------------------------------------------------
BEST QUARTER                                                              22.51%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -19.48%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

J.P. MORGAN SELECT MID-CAP EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                               14.71%         15.55%         17.50%
--------------------------------------------------------------------------------
S&P MID CAP 400 INDEX                17.50%         20.41%         19.86%
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX       6.26%         16.17%         17.94%
--------------------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                     MANAGEMENT     DISTRIBUTION    OTHER         FUND OPERATING
                     FEE            (12B-1) FEES    EXPENSES      EXPENSES
--------------------------------------------------------------------------------
                     0.65%          NONE            0.50%#        1.15%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred during the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.50% and Total Annual Fund Operating Expenses for are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
                          $117           $365            $633           $1,398
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in securities and at least 65% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's investment advisers use an active equity management style focused on companies with above market average price/earnings ratios and price/book ratios, below average dividend yield and above average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value investing.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

J.P. MORGAN SELECT SMALL CAP EQUITY FUND

Up to 20% of the Fund's total assets may be invested in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Select Small Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. Small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

J.P. MORGAN SELECT SMALL CAP EQUITY FUND

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and ten years. It compares that performance to the S&P SmallCap 600 Index which includes 600 stocks of small U.S. companies, the Lipper Small-Cap Value Funds Index and the Lipper Small-Cap Core Funds Index.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991        35.93%
1992        34.08%
1993        22.38%
1994        -1.73%
1995        19.86%
1996        15.86%
1997        17.67%
1998         3.41%
1999        -3.55%
2000        11.74%

--------------------------------------------------------------------------------
BEST QUARTER                                                              21.78%
--------------------------------------------------------------------------------

                                                               1st quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                            -15.93%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

J.P. MORGAN SELECT SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                                 11.74%         8.73%        14.84%
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                 11.80%        13.57%        17.44%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP VALUE FUNDS INDEX     16.10%        11.31%        14.60%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX       6.93%        12.44%        13.24%@
--------------------------------------------------------------------------------

@ Reflects the average annual return since inception (December 31, 1991). The benchmark lacks ten years of history.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                       MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
                       FEE           (12B-1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
                       0.65%         NONE            0.46%#       1.11%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.54% and Total Annual Fund Operating Expenses for are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                       1 YEAR     3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                       $113       $353        $612      $1,352
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

THE FUND'S OBJECTIVE

The Fund seeks total return from long-term capital growth and income. Total return consist of capital growth and current Income.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal conditions, the Fund will invest at least 65% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

The Fund's advisers seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers try to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions.

The Fund's advisers will seek to diversify the Fund's portfolio by investing in at least three issuers in several countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the advisers may

J.P. MORGAN SELECT INTERNATIONAL EQUITY FUND

select from time to time. A substantial part of the Fund's assets may be invested in companies based in Japan, the United Kingdom, and other countries that are heavily represented in an index called the Morgan Stanley Capital International, Europe, Australia and Far East Index. However, the Fund may also invest in companies or governments in developing countries.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities of an issuer located in one country but the security is denominated in the currency of another.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. No more than 25% of the Fund's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

Although the Fund intends to invest primarily in equity securities and investment-grade debt securities, under normal market conditions it may invest up to 35% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN SELECT INTERNATIONAL EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Select International Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's portfolio can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries increase when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. Small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of the Fund's convertible securities and fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN SELECT INTERNATIONAL EQUITY FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past one and five years and since inception. It compares that performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a widely recognized market benchmark, and the Lipper International Equity Funds Index.

On January 1, 1997, the Fund received the assets of two common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1994        -4.15%
1995         9.83%
1996        10.45%
1997         5.11%
1998        13.54%
1999        39.16%
2000       -16.59%

--------------------------------------------------------------------------------
BEST QUARTER                                                              27.13%
--------------------------------------------------------------------------------


                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                            -17.21%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                                                       SINCE
                                                                       INCEPTION
                                         PAST 1 YEAR    PAST 5 YEARS   (5/31/93)
--------------------------------------------------------------------------------
SHARES                                   -16.59%         8.87%          7.37%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                          -13.96%         7.43%          8.27%
--------------------------------------------------------------------------------
LIPPER INTERNATIONAL EQUITY
FUNDS INDEX                              -14.72%        10.20%         10.36%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                MANAGEMENT     DISTRIBUTION       OTHER           FUND OPERATING
                FEE            (12B-1) FEES       EXPENSES        EXPENSES
--------------------------------------------------------------------------------
                1.00%          NONE               0.50%           1.50%
--------------------------------------------------------------------------------

* The table is based on expenses incurred during the most recent fiscal year.

The actual Management Fee is currently expected to be 0.75% and Total Annual Fund Operating Expenses for are not expected to exceed 1.25%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                            $153          $474           $818          $1,791
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                          Fiscal Year
Fund                                                         Ended           %
--------------------------------------------------------------------------------
Select Balanced Fund                                     Oct. 31, 2000     0.49%
Select Equity Income Fund                                Oct. 31, 2000     0.30%
Select Large Cap
  Equity Fund                                            Oct. 31, 2000     0.39%
Select Large Cap
  Growth Fund                                            Oct. 31, 2000     0.28%
Select Mid-Cap
  Equity Fund                                            Oct. 31, 2000     0.18%
Select Small Cap
  Equity Fund                                            Oct. 31, 2000     0.32%
Select International
  Equity Fund                                            Oct. 31, 2000     0.43%

Chase Fleming Asset Management (London) Limited (CFAM London) is the sub-adviser to the Select International Equity Fund. CFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and makes the day-to-day investment decisions for the Fund. CFAM London provides discretionary investment services to institutional clients. CFAM London is located at Colvile House, 32 Curzon Street, London W1Y8AL.

PORTFOLIO MANAGERS

                                   ----------

Henry Lartigue, Executive Vice President and Executive Vice President at JPMFAM (USA), is responsible for asset allocation and investment strategy for JPMFAM (USA)'s U.S. domestic equity portfolios. He began his career as a securities analyst at JPMFAM (USA) in 1984. He then worked as an Equity Fund Manager until 1992. Mr. Lartigue worked as an independent registered investment adviser from July 1992 to June 1994, when he returned to JPMFAM
(USA).

SELECT BALANCED FUND

Mr. Lartigue and Jeff Phelps, Portfolio Managers at JPMFAM (USA), are responsible for the equity portion of the portfolio. Mr. Harper is responsible for the fixed-income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM (USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries. Mr. Harper has managed the fixed-income portion of the portfolio since October 1999.

SELECT EQUITY INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at JPMFAM
(USA), is responsible for management of the Fund's portfolio. He has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at the Bank of New York as a Portfolio Manager. Mr. Heintz has been managing the Fund since August 1999.

SELECT LARGE CAP EQUITY FUND

Mr. Lartigue and Mr. Phelps are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.

SELECT LARGE CAP GROWTH FUND

Mr. Lartigue is responsible for management of the Fund's portfolio. He has been managing the Fund since August 1999.

SELECT MID-CAP EQUITY FUND

Mr. Heintz and Chris Matlock, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in an investment management and finance capacity. Both have been managing the Fund since August 1999.

SELECT SMALL CAP EQUITY FUND

Mr. Heintz and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA) she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999.

FUNDS' INVESTMENT ADVISER

SELECT INTERNATIONAL EQUITY FUND

James Fisher and Chee Chow are both Vice Presidents at CFAM London. Mr. Fisher is the Director in-charge of EAFE funds. He has worked at CFAM London since 1991 in numerous investment roles. Prior to joining CFAM London, he worked at Save & Prosper as a fund manager and manager trainee. Mr. Chow has worked at CFAM London since September of 1992 and over this period had roles in global asset allocation, quantitative modeling and performance analytics. Mr. Fisher has managed the fund since August 2000. Mr. Chow has managed the Fund since May 2000.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

WHO MAY BUY THESE SHARES

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts and investment management clients of JPMFAM (USA), other financial institutions or their affiliates. The financial institutions must have an agreement with the Funds to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with one or more J.P. Morgan Select Funds on behalf of their clients. If you are no longer a qualified investor, your financial institution may redeem your shares or allow you to keep holding your shares through a separate account. If you hold Fund shares through a separate account, you may incur additional fees. The Funds may refuse to sell Fund shares to any institution.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

THROUGH YOUR FINANCIAL INSTITUTION

Tell JPMFAM (USA)or your financial institution which Funds you want to buy. Your financial institution is responsible for forwarding orders in a timely manner. Your financial institution may impose different minimum investments and earlier deadlines to buy shares. The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Funds before they close for business, your order will be confirmed at that day's NAV. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). Each fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The Select International Equity Fund invests in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other U.S. holidays on which the Fund does not price. As a result, the Fund's portfolio will trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Funds will not issue certificates for shares.

SELLING FUND SHARES

THROUGH YOUR FINANCIAL INSTITUTION

Tell your financial institution which Funds you want to sell. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Funds all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the J.P. Morgan Select Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's NAV.

The Funds generally send proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Funds may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

OTHER INFORMATION CONCERNING THE FUNDS

You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Funds or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

The Trust has agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA)and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

J.P. Morgan Fund Distributors, Inc. (JPM), a subsidiary of The BISYS Group, Inc., is the Funds' distributor. JPM is unaffiliated with JPMFAM (USA).

DISTRIBUTIONS AND TAXES

Each Fund can earn income and it can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Select Balanced Fund, Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund distribute any net investment income at least monthly. The Select Mid-Cap Equity Fund, Select Small Cap Equity Fund and Select International Equity Fund distribute any net investment income at least quarterly. Each Fund distributes net capital gain at least annually. You have three options for your distributions. You may:

o reinvest all of them in additional Fund shares without a sales charge;

HOW YOUR ACCOUNT WORKS

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you do not select an option when you open your account, we will pay all distributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Select International Equity Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of this Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

The Select Balanced Fund and Select Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Select Mid-Cap Equity Fund, Select Small Cap Equity Fund and Select International Equity Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as the issuer's financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the advisers to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements.

HOW YOUR ACCOUNT WORKS

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provides selected per share data and ratios for one share.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. MORGAN SELECT BALANCED FUND*

                                                Year         Year         Year     1/1/97**
                                               ended        ended        ended      through
                                            10/31/00     10/31/99     10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period          $34.64       $33.53       $34.08       $30.62
-------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.79         1.17         1.32         1.17
    Net gains or losses in securities
    (both realized and unrealized)              0.98         3.12         3.05         3.46
                                              ------       ------       ------       ------

    Total from investment operations            1.77         4.29         4.37         4.63

  Less distributions:
    Dividends from net investment income        0.77         1.17         1.31         1.17
    Distributions from capital gains            2.22         2.01         3.61           --
                                              ------       ------       ------       ------

    Total distributions                         2.99         3.18         4.92         1.17
-------------------------------------------------------------------------------------------
Net asset value, end of period                $33.42       $34.64       $33.53       $34.08
-------------------------------------------------------------------------------------------

TOTAL RETURN                                    5.34%       13.30%       14.28%       15.36%
===========================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  121       $  159       $  152       $  179
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
-------------------------------------------------------------------------------------------
  Expenses                                      0.93%        0.05%        0.03%        0.03%
-------------------------------------------------------------------------------------------
  Net investment income                         2.30%        3.37%        3.98%        4.29%
-------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           0.99%        0.75%        0.75%        0.72%
-------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits           2.24%        2.67%        3.26%        3.60%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                          122%          93%          50%         131%
-------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Select Balanced Fund.
**    Commencement of operations.

 #    Short periods have been annualized.

J.P. MORGAN SELECT EQUITY INCOME FUND*(1)

                                                Year         Year         Year     1/1/97**
                                               ended        ended        ended      through
                                            10/31/00     10/31/99     10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period          $27.53       $28.89       $34.22       $28.32
-------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.21         0.65         0.85         0.79
    Net gains or losses in securities
    (both realized and unrealized)              1.40         1.69         1.50         5.90
                                              ------       ------       ------       ------

    Total from investment operations            1.61         2.34         2.35         6.69

  Less distributions:
    Dividends from net investment income        0.17         0.67         0.83         0.79
    Distributions from capital gains            3.40         3.03         6.85           --
                                              ------       ------       ------       ------

    Total distributions                         3.57         3.70         7.68         0.79
-------------------------------------------------------------------------------------------
Net asset value, end of period                $25.57       $27.53       $28.89       $34.22
-------------------------------------------------------------------------------------------

TOTAL RETURN                                    6.35%        8.18%        7.62%       23.78%
===========================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  625       $  787       $  923       $  955
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
-------------------------------------------------------------------------------------------
  Expenses                                      0.68%        0.03%        0.03%        0.03%
-------------------------------------------------------------------------------------------
  Net investment income                         0.83%        2.25%        2.85%        2.97%
-------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           0.80%        0.58%        0.59%        0.59%
-------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits           0.71%        1.70%        2.29%        2.41%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                           43%         146%         148%          73%
-------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Select Equity Income Fund.
**    Commencement of operations.
 #    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a three-for-one split of shares. Prior periods have been restated to reflect the split.

FINANCIAL HIGHLIGHTS

J.P. MORGAN SELECT LARGE CAP EQUITY FUND*(1)

                                                Year         Year         Year     1/1/97**
                                               ended        ended        ended      through
                                            10/31/00     10/31/99     10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period          $39.31       $37.52       $46.58       $37.22
-------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.05         0.52         0.56         0.59
    Net gains or losses in securities
    (both realized and unrealized)              2.31         6.56         5.27         9.36
                                              ------       ------       ------       ------

    Total from investment operations            2.36         7.08         5.83         9.95

  Less distributions:
    Dividends from net investment income        0.03         0.52         0.56         0.59
    Distributions from capital gains            5.23         4.77        14.33           --
                                              ------       ------       ------       ------

    Total distributions                         5.26         5.29        14.89         0.59
-------------------------------------------------------------------------------------------
Net asset value, end of period                $36.41       $39.31       $37.52       $46.58
-------------------------------------------------------------------------------------------

TOTAL RETURN                                    6.13%       20.36%       16.58%       26.89%
===========================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  251       $  222       $  177       $  186
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
-------------------------------------------------------------------------------------------
  Expenses                                      0.76%        0.05%        0.03%        0.03%
-------------------------------------------------------------------------------------------
  Net investment income                         0.12%        1.36%        1.46%        1.66%
-------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           0.85%        0.65%        0.65%        0.58%
-------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits           0.03%        0.76%        0.86%        1.11%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                           57%         106%          56%          54%
-------------------------------------------------------------------------------------------

  * Formerly Chase Vista Select Large Cap Equity Fund.
 ** Commencement of operations.
  # Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent an eleven-for-one split of shares. Prior periods have been restated to reflect the split.

J.P. MORGAN SELECT LARGE CAP GROWTH FUND*(1)

                                                Year          Year         Year     1/1/97**
                                               ended         ended        ended      through
                                            10/31/00      10/31/99     10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period          $47.54        $37.36       $32.30       $26.01
--------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.04          0.30         0.34         0.28
    Net gains or losses in securities
    (both realized and unrealized)             (0.07)        13.66         8.23         6.29
                                              ------        ------       ------       ------

    Total from investment operations           (0.03)        13.96         8.57         6.57

  Less distributions:
    Dividends from net investment income        0.03          0.30         0.34         0.28
    Distributions from capital gains            4.55          3.48         3.17           --
                                              ------        ------       ------       ------

    Total distributions                         4.58          3.78         3.51         0.28
--------------------------------------------------------------------------------------------
Net asset value, end of period                $42.93        $47.54       $37.36       $32.30
--------------------------------------------------------------------------------------------

TOTAL RETURN                                   (0.91%)       39.78%       29.12%       25.32%
============================================================================================

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  839        $  901       $  654       $  548
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
--------------------------------------------------------------------------------------------
  Expenses                                      0.47%         0.03%        0.02%        0.02%
--------------------------------------------------------------------------------------------
  Net investment income                         0.08%         0.69%        0.98%        1.12%
--------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           0.80%         0.59%        0.60%        0.60%
--------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (0.25%)        0.13%        0.40%        0.54%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                           74%           26%          22%          36%
--------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Select Large Cap Growth Fund.
**    Commencement of operations.
 #    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a three-for-one split of shares. Prior periods have been restated to reflect the split.

FINANCIAL HIGHLIGHTS

J.P. MORGAN SELECT MID-CAP EQUITY FUND*(1)

                                                Year          Year          Year     1/1/97**
                                               ended         ended         ended      through
                                            10/31/00      10/31/99      10/31/98     10/31/97
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $37.55        $29.63        $32.39        $28.58
----------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.17          0.15          0.14          0.15
    Net gains or losses in securities
    (both realized and unrealized)              9.34          8.52         (0.42)         3.80
                                              ------        ------        ------        ------

    Total from investment operations            9.51          8.67         (0.28)         3.95

  Less distributions:
    Dividends from net investment income        0.20          0.14          0.13          0.14
    Distributions from capital gains            9.01          0.61          2.35            --
                                              ------        ------        ------        ------

    Total distributions                         9.21          0.75          2.48          0.14
----------------------------------------------------------------------------------------------
Net asset value, end of period                $37.85        $37.55        $29.63        $32.39
----------------------------------------------------------------------------------------------

TOTAL RETURN                                   30.94%        29.65%        (0.70%)       13.90%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  164        $  129        $  112        $  116
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
----------------------------------------------------------------------------------------------
  Expenses                                      0.41%         0.07%         0.08%         0.08%
----------------------------------------------------------------------------------------------
  Net investment income                         0.52%         0.44%         0.43%         0.57%
----------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           1.14%         0.93%         0.94%         0.92%
----------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (0.21%)       (0.42%)       (0.43%)       (0.27%)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                           84%          101%           67%           50%
----------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Select New Growth Opportunities Fund.
**    Commencement of operations.
 #    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a twenty-for-one split of shares. Prior periods have been restated to reflect the split.

J.P. MORGAN SELECT SMALL CAP EQUITY FUND*

                                                Year          Year          Year      1/1/97**
                                               ended         ended         ended       through
                                            10/31/00      10/31/99      10/31/98      10/31/97
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $47.66        $52.73        $60.54        $51.87
----------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.08          0.64          0.74          0.57
    Net gains or losses in securities
    (both realized and unrealized)             12.44         (2.50)        (5.72)         8.62
                                              ------        ------        ------        ------

    Total from investment operations           12.52         (1.86)        (4.98)         9.19

  Less distributions:
    Dividends from net investment income        0.08          0.64          0.75          0.52
    Distributions from capital gains            8.98          2.57          2.08            --
                                              ------        ------        ------        ------

    Total distributions                         9.06          3.21          2.83          0.52
----------------------------------------------------------------------------------------------
Net asset value, end of period                $51.12        $47.66        $52.73        $60.54
----------------------------------------------------------------------------------------------

TOTAL RETURN                                   30.16%        (4.20%)       (8.53%)       17.80%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  380        $  339        $  418        $  488
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
----------------------------------------------------------------------------------------------
  Expenses                                      0.50%         0.04%         0.02%         0.02%
----------------------------------------------------------------------------------------------
  Net investment income                         0.19%         1.16%         1.28%         1.26%
----------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           1.07%         0.86%         0.85%         0.85%
----------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (0.38%)        0.34%         0.45%         0.43%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                           76%           55%            6%            8%
----------------------------------------------------------------------------------------------

  * Formerly Chase Vista Select Small Cap Value Fund.
 ** Commencement of operations.
  # Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. MORGAN SELECT INTERNATIONAL EQUITY FUND*(1)

                                           Year            Year           Year       1/1/97**
                                          ended           ended          ended        through
                                       10/31/00        10/31/99       10/31/98       10/31/97
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period          $33.33        $27.79        $29.45       $28.64
---------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                       0.15          0.33          0.41         0.44
    Net gains or losses in securities
    (both realized and unrealized)              1.05          5.94          0.90         0.77
                                              ------        ------        ------       ------

    Total from investment operations            1.20          6.27          1.31         1.21

  Less distributions:
    Dividends from net investment income        0.13          0.73          1.24         0.40
    Distributions from capital gains            2.40            --          1.73           --
                                              ------        ------        ------       ------

    Total distributions                         2.53          0.73          2.97         0.40
---------------------------------------------------------------------------------------------
Net asset value, end of period                $32.00        $33.33        $27.79       $29.45
---------------------------------------------------------------------------------------------

TOTAL RETURN                                    2.71%        22.83%         4.80%        4.15%
=============================================================================================

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                 $  226        $  223        $  221       $  254
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS #:
---------------------------------------------------------------------------------------------
  Expenses                                      0.66%         0.06%         0.05%        0.07%
---------------------------------------------------------------------------------------------
  Net investment income                         0.38%         1.14%         1.71%        1.66%
---------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           1.50%         1.31%         1.34%        1.27%
---------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (0.46%)       (0.11%)        0.42%        0.46%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                          149%          141%          150%         141%
---------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Select International Equity Fund.
**    Commencement of operations.
 #    Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a six-for-one split of shares. Prior periods have been restated to reflect the split.

--------------------------------------------------------------------------------
HOW TO REACH US
-------------------------------------------------------------------------------

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. MORGAN FUND SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through J.P. Morgan JPMFAM (USA)& Co. or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-7843

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

-C- 2000 J.P. Morgan Chase & Co. All Rights Reserved.      February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                             J.P. Morgan
                                             Bond Funds

                                             THIS PROSPECTUS OFFERS:

                                             CLASS A, CLASS B AND CLASS C SHARES

SHORT-TERM BOND
FUND II

U.S. TREASURY
INCOME FUND

BOND FUND II

STRATEGIC INCOME
FUND

INTERMEDIATE BOND
FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO]CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING
                                                         -Registered Trademark-
                                                         -----------------------

                                                                     PSBD-1-201X

SHORT-TERM BOND FUND II                                                        1

U.S. TREASURY INCOME FUND                                                      9

BOND FUND II                                                                  16

STRATEGIC INCOME FUND                                                         24

INTERMEDIATE BOND FUND                                                        35

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        45
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           45

BUYING FUND SHARES                                                            48

SELLING FUND SHARES                                                           49

EXCHANGING FUND SHARES                                                        50

OTHER INFORMATION CONCERNING THE FUNDS                                        51

DISTRIBUTIONS AND TAXES                                                       52

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SHORT-TERM BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

The Fund normally invests substantially all of its assets in investment-grade debt securities of all types. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity of the Fund's portfolio will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa(3) or higher by Moody's Investors Service, Inc. (Moody's), BBB or higher by Standard & Poor's Corporation (S&P), or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and

J.P. MORGAN SHORT-TERM BOND FUND II

liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Term Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman 1-3 Year U.S. Gov't Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Index.

The performance for the period before Class A shares were launched in May 1996 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than those shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1996 are based upon the performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991            9.13%

1992            5.04%

1993            4.54%

1994            2.38%

1995            8.22%

1996            5.29%

1997            5.82%

1998            5.21%

1999            2.68%

2000            7.13%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.76%
--------------------------------------------------------------------------------
                                                               4th quarter, 1991
--------------------------------------------------------------------------------
WORST QUARTER                                                              0.10%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                             PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------
CLASS A SHARES                               5.53%            4.90%           5.36%
-------------------------------------------------------------------------------------------
LEHMAN 1-3 YEAR U.S. GOV'T BOND
INDEX                                        8.17%            5.95%           6.40%
-------------------------------------------------------------------------------------------
LIPPER SHORT-TERM INVESTMENT
GRADE DEBT FUNDS INDEX                       7.39%            5.52%           6.34%
-------------------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  1.50%                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.25%             0.25%              0.77%#            1.27%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.18%, Distribution
Fees are expected to be 0.16%, Other Expenses are expected to be 0.41% and the Total Annual Fund Operating expenses are expected not to exceed 0.75%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN SHORT-TERM BOND FUND II

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*              $277          $547           $836          $1,661
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
J.P. MORGAN U.S. TREASURY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide investors with monthly dividends while still protecting the value of their investment.

The Fund's main investment strategy

Under normal circumstances, the Fund will invest at least 65% of its total assets in:

o     debt securities issued by the U.S. Treasury, and

o repurchase agreements in which the Fund receives these securities as collateral.

The Fund may also invest in debt securities issued or guaranteed by U.S. government agencies or authorities. These securities may include investments in collateralized mortgage obligations and other mortgage-related securities.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund develops an appropriate portfolio strategy based on a forecast for the level and direction of interest rates. When making this forecast, the advisers also determine an outlook for the interest rate horizon, an expectation of market volatility levels and an outlook for yield curve shifts.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still

J.P. MORGAN U.S. TREASURY INCOME FUND

undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Treasury Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN U.S. TREASURY INCOME FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, derivatives could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman U.S. Gov't Bond Index and Lehman U.S. Treasury Bond Index, widely recognized market benchmarks, and the Lipper General U.S. Gov't Funds Index. In the past, the Fund has compared its performance to the Lehman U.S. Treasury Bond Index, but in the future, the Fund intends to compare its performance to the Lehman U.S. Gov't Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1991           14.79%

1992            5.87%

1993           10.32%

1994           -4.46%

1995           17.53%

1996            1.26%

1997            8.34%

1998            8.78%

1999           -2.96%

2000           12.61%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.87%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN U.S. TREASURY INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                               PAST 1 YEAR      PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------------
CLASS A SHARES                                  7.58%           4.49%          6.49%
--------------------------------------------------------------------------------------------
CLASS B SHARES                                  6.64%           4.25%          6.38%
--------------------------------------------------------------------------------------------
LEHMAN U.S. GOV'T BOND INDEX                   13.24%           6.49%          7.92%
--------------------------------------------------------------------------------------------
LEHMAN U.S. TREASURY BOND INDEX                13.52%           6.49%          7.92%
--------------------------------------------------------------------------------------------
LIPPER GENERAL U.S. GOV'T FUNDS INDEX          11.89%           5.54%          6.75%
--------------------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched in 1993 is based on the performance for Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                  (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                  SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                  OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
----------------------------------------------------------------------------------------------
CLASS A SHARES                    4.50%                           NONE
----------------------------------------------------------------------------------------------
CLASS B SHARES                    NONE                            5.00%
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEE        EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.74%#            1.29%#
----------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.74%#            1.79%#
----------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.15%. Distribution
Fees for Class A shares are expected to be 0.00%, Other Expenses for Class A shares are expected to be 0.60% and the Total Annual Fund Operating expenses are expected not to exceed 0.75% for Class A shares and 1.64% for Class B shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                    $575          $841           $1,126        $1,936
------------------------------------------------------------------------------------------
CLASS B SHARES**                   $682          $863           $1,170        $1,974***
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                     $182          $563           $970          $1,974***
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

The Fund's main investment strategy

The Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated Baa(3) or higher by Moody's, BBB- or higher by S&P or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the

J.P. MORGAN BOND FUND II

actual maturities according to changes in the market.

The fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN BOND FUND II

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index.

The performance for the period before Class A shares were launched on February 16, 2001 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund's Institutional Class before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's Institutional Class expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           15.53%

1992            6.46%

1993           11.40%

1994           -3.83%

1995           18.51%

1996            3.20%

1997            8.81%

1998            7.94%

1999           -1.05%

2000           10.08%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.76%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN BOND FUND II

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                          PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------
CLASS A SHARES                             5.13%          4.74%          7.01%
--------------------------------------------------------------------------------------
CLASS B SHARES                             5.08%          5.41%          7.50%
--------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX               11.63%          6.46%          7.96%
--------------------------------------------------------------------------------------
LIPPER CORPORATE DEBT A-RATED
FUNDS INDEX                               10.31%          5.49%          7.72%
--------------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on February 16, 2001. The performance for the period before Class B shares were launched is based on the performance of Institutional Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.63%             1.18%
--------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.63%             1.68%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, actual Other Expenses are expected to be 0.45% and Total Annual Fund
Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.50%, respectively. That's because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                    $565          $808           $1,070        $1,817
------------------------------------------------------------------------------------------
CLASS B SHARES**                   $671          $830           $1,113        $1,854***
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                     $171          $530           $913          $1,854***
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income.

The Fund's main investment strategy

The Fund invests principally in a diversified portfolio of securities denominated in U.S. dollars. The investments are principally in the following market sectors:

o Investment grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

o Debt securities of foreign issuers, including foreign governments and companies. The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

o Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock, and preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

Investment grade securities are those rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization. These include unrated securities of comparable quality. The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's advisers expect that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the U.S.

The Fund may purchase lower-rated high-yield securities issued by U.S. companies as well as foreign companies and governments. Lower-rated securities are those which are rated Ba(3) or lower by Moody's, BB or lower by S&P or the equivalent by another national rating organization. They also include unrated securities which are found to be of comparable quality. High-yield securities in the Fund's portfolio may be rated as low as C by Moody's, or D by S&P, or the equivalent.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN STRATEGIC INCOME FUND

debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change. In deciding how to allocate the Fund's investments among various securities, industry sectors, countries or currencies, the advisers will consider fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rates. When selecting high yield securities, the advisers will look at the creditworthiness of the issuer, the rating and performance of the security, the security's collateral protection and the Fund's diversity.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreement or dollar rolls. The Fund will use leveraging only when the advisers believe that the returns available through leveraging will provide a potentially higher return.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rate are changed periodically.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality, U.S. dollar-denominated money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Strategic Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High-yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high-yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high-yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high-yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high-yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated "C" or "D" may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The costs of investing in the high-yield market are usually higher than investing in investment grade securities. The Fund has to spend more money for investment research and commissions.

Since the Fund invests a significant portion of its assets in securities issued outside the United States, it is riskier than a fund that invests only in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries. Brady Bonds do not have as long a payment history as other types of government debt securities. Because of that, they, and many emerging market debt instruments, may trade at a substantial discount which might lead to greater volatility.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes.

J.P. MORGAN STRATEGIC INCOME FUND

Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

The market for loan participation may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. These investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Securities which are rated Baa(3) by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not fulfill its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized benchmark, and the Lipper Multi-Sector Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1999            6.39%

2000            1.40%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.89%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                             -0.57%
--------------------------------------------------------------------------------
                                                               3rd quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                                  PAST 1 YEAR         (11/30/98)
--------------------------------------------------------------------------------
CLASS A SHARES                                    -3.20%              1.04%
--------------------------------------------------------------------------------
CLASS B SHARES                                    -3.74%              1.73%
--------------------------------------------------------------------------------
CLASS C SHARES                                    -0.02%              2.98%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                       11.63%              5.14%
--------------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS INDEX            -0.36%              0.22%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------
CLASS C SHARES                  NONE                            1.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEE        EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.50%             0.25%              2.05%#            2.80%#
--------------------------------------------------------------------------------------------
CLASS B             0.50%             0.75%              2.05%#            3.30%#
--------------------------------------------------------------------------------------------
CLASS C             0.50%             0.75%              2.05%#            3.30%#
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Distribution Fees are expected to be 0.10% for Class A shares and 0.60% for Class B and Class C shares, Other Expenses are expected to be 1.15% and the Total Annual Fund Operating Expenses are expected not to exceed 1.25% for Class A shares, 1.75% for Class B and Class C shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN STRATEGIC INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                   $720          $1,279          $1,863          $3,437
------------------------------------------------------------------------------------------
CLASS B SHARES**                  $833          $1,315          $1,922          $3,481***
------------------------------------------------------------------------------------------
CLASS C SHARES**                  $433          $1,015          $1,722          $3,595
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                    $333          $1,015          $1,722          $3,481***
------------------------------------------------------------------------------------------
CLASS C SHARES                    $333          $1,015          $1,722          $3,595
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.

The Fund may also invest in debt securities rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P) or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund's dollar-weighted average maturity is between three and ten years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a

J.P. MORGAN INTERMEDIATE BOND FUND

variety of sectors to maximize diversification and liquidity.

The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, the interest rates of which adjust automatically whenever a specified interest rate changes, and in variable rate securities, the interest rates of which are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN INTERMEDIATE BOND FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally riskier than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

J.P. MORGAN INTERMEDIATE BOND FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Credit Index and Lehman Aggregate Bond Index, widely recognized market benchmarks, and the Lipper Intermediate Investment Grade Debt Funds Index. In the past, the Fund has compared its performance to the Lehman Intermediate Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Because Class A shares were not launched until February 16, 2001, the performance shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund's Institutional Class before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's Institutional Class expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           16.06%

1992            6.38%

1993           10.41%

1994           -5.37%

1995           18.39%

1996            1.92%

1997            7.93%

1998            7.22%

1999           -0.32%

2000           10.22%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.32%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                           PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------
CLASS A SHARES                              5.27%          4.36%          6.58%
---------------------------------------------------------------------------------------
LEHMAN INTERMEDIATE GOV'T/
CREDIT INDEX                               10.12%          6.11%          7.36%
---------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                11.63%          6.46%          7.96%
---------------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS INDEX                     10.58%          5.86%          7.52%
---------------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load.

Because Class A shares were not launched until February 16, 2001, the performance shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.85%             1.40%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees are currently expected to be 0.00%, actual Other Expenses are expected to be 0.60% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 0.90%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN INTERMEDIATE BOND FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*              $586          $873           $1,181        $2,054
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase
Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                 Fiscal Year
Fund                                                Ended            %
--------------------------------------------------------------------------------
Short-Term Bond Fund II                         Oct. 31, 2000      0.00%
U.S. Treasury Fund                              Oct. 31, 2000      0.30%
Bond Fund II                                    Oct. 31, 2000      0.30%
Strategic Income Fund                           Oct. 31, 2000      0.00%
Intermediate Bond Fund                          Oct. 31, 2000      0.30%

State Street Research & Management Company (SSR) is the sub-adviser to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. JPMFAM (USA) makes the day-to-day investment decisions for each Fund, except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is

FUNDS' INVESTMENT ADVISER


allocated to lower-rated high yield securities of U.S. issuers (including convertible securities and preferred stock). JPMFAM (USA) pays SSR a sub-advisory fee for their services. SSR also provides discretionary investment services to institutional and other clients. SSR is located at One Financial Center Boston, Massachusetts 02111.

PORTFOLIO MANAGERS

SHORT-TERM BOND FUND II

A team of investment managers with JPMFAM (USA), led by Tim Neumann, Head of Taxable Core Investment Group at JPMFAM (USA), is responsible for the management of the Fund. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining JPMFAM (USA) in 1997, Mr. Neumann was the portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

U.S. TREASURY INCOME FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

BOND FUND II

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

STRATEGIC INCOME FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

Kim M. Peters, a Senior Vice President of SSR, has been responsible for management of the Fund's lower rated, high yield securities of U.S. issuers since November 2000. Mr. Peters joined SSR in 1986 and manages other mutual fund and institutional accounts that invest in high yield and other securities.

INTERMEDIATE BOND FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

You are required to pay a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

There are three classes of shares, each with its own charges: Class A shares, Class B shares and Class C shares. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.

Short-Term Bond Fund II and Intermediate Bond Fund offer Class A shares only. U.S. Treasury and Bond Fund II offer Class A and Class B shares. Strategic Income Fund offers classes A, B and C.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

The following chart shows the sales charge for all the Funds except Short-Term Bond Fund II.

                     TOTAL SALES CHARGE

                     AS % OF THE    AS %
                     OFFERING       OF NET
AMOUNT OF            PRICE          AMOUNT
INVESTMENT           PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             4.50%          4.71%
--------------------------------------------
$100,000 BUT
UNDER $250,000       3.75%          3.90%
--------------------------------------------
$250,000 BUT
UNDER $500,000       2.50%          2.56%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     2.00%          2.04%
--------------------------------------------

There is no sales charge for investments of $1 million or more.

The following chart shows the sales charge for the Short-Term Bond Fund.

                     TOTAL SALES CHARGE

                     AS % OF THE    AS %
                     OFFERING       OF NET
AMOUNT OF            PRICE          AMOUNT
INVESTMENT           PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             1.50%          1.52%
--------------------------------------------
$100,000 BUT
UNDER $250,000       1.00%          1.00%
--------------------------------------------
$250,000 BUT
UNDER $500,000       0.50%          0.50%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     0.25%          0.25%
--------------------------------------------

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR         DEFERRED SALES CHARGE
-----------------------------------------
1            5%
-----------------------------------------
2            4%
-----------------------------------------
3            3%
-----------------------------------------
4            3%
-----------------------------------------
5            2%
-----------------------------------------
6            1%
-----------------------------------------
7            NONE
-----------------------------------------
8            NONE
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM
(USA).

The Strategic Income Fund has adopted Rule 12b-1 distributions plans under which it pays annual distribution fees at the following rates:

o     up to 0.25% of the average daily net assets attributed to class A shares;

o     up to 0.75% of the average daily net assets attributed to Class B shares;
      and

o     up to 0.75% of the average daily net assets attributed to Class C shares.

The U.S. Treasury Income Fund and Bond Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees at the following rates:

o     up to 0.25% of the average daily net assets attributed to Class A shares;
      and

o     up to 0.75% of the average daily net assets attributed to Class B shares.

The Short-Term Bond Fund II and the Intermediate Bond Fund have adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares.

These payments cover such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you buy and how long you intend to hold your shares. If you have no plans to sell

HOW YOUR ACCOUNT WORKS

your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you are not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets for each fund.

Your investment representative may be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. Later sections discuss the Systematic Investment Plan.

                                    --------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

--------------------------------------------------------------------------------
THE J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

----------------------------------------
TYPE OF          INITIAL     ADDITIONAL
ACCOUNT          INVESTMENT  INVESTMENTS
----------------------------------------
REGULAR
ACCOUNT          $2,500      $100
----------------------------------------
SYSTEMATIC
INVESTMENT
PLAN             $1,000      $100
----------------------------------------
IRAS             $1,000      $100
----------------------------------------
SEP-IRAS         $1,000      $100
----------------------------------------
EDUCATION
IRAS             $  500      $100
----------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the J.P. Morgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds worth $25,000 or more of Funds by phone, we will send it by wire only to a bank account on our records.

HOW YOUR ACCOUNT WORKS

We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL

You can automatically sell as little as $50 worth of Plan shares. See Shareholder Services.

You can sell your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if "you want to sell shares with a net asset value of $100,000 or more" or you want your payment to be sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative from which Funds and to which Fund you want to exchange your shares from and to. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one J.P. Morgan account to another of the same class. Call the J.P. Morgan Funds Service Center for details.

If you exchange Class B or Class C shares of a Fund for Class B or Class C shares of another J.P. Morgan Fund you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

We may close your account if you sell your shares and the balance falls below $500. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Funds held by investors by the shareholder servicing agent.

HOW YOUR ACCOUNT WORKS

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Short-Term Bond Fund II and Intermediate Bond Fund. Class A and Class B shares of the U.S. Treasury Income Fund and Bond Fund II and Class A, Class B and Class C shares of the Strategic Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The U.S. Treasury Income Fund, and the Intermediate Bond Fund declare dividends on a daily basis. The Bond Fund II, Strategic Income Fund and Short-Term Bond Fund II declare dividends on a monthly basis. All funds distribute the net investment income monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Each Fund expects that its distributions will consist primarily of ordinary income. Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

Regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one J.P. Morgan account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

Exchange money between J.P. Morgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B or Class C shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

What the terms mean

COLLATERAL BOND OBLIGATIONS: products that are collateralized by a pool of higher yield, public or private fixed income securities.

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL ANALYSIS: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICES

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

REVERSE REPURCHASE AGREEMENTS: A type of short-term transaction where the Fund sells securities to a dealer and agrees to buy them back later at a set price. In effect, the Fund is borrowing the dealer's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical pricing trends in an attempt to predict future price movements

VALUE APPROACH: approach focuses on identifying securities that the advisors believe are undervalued by the market as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Class A share and, where applicable, one Class B share and one Class C share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. Morgan Short-Term Bond Fund II*

                                                   Year             Year             Year            Year      5/6/96***
CLASS A                                           ended            ended            ended           ended         through
                                               10/31/00         10/31/99         10/31/98        10/31/97        10/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $  9.94          $ 10.14          $ 10.10         $ 10.10         $ 10.03
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                          0.56             0.46             0.53            0.58            0.26
    Net gains or losses in securities
    (both realized and unrealized)                (0.05)           (0.20)            0.02              --            0.07
                                                -------          -------          -------         -------         -------
    Total from investment operations               0.51             0.26             0.55            0.58            0.33

  Less distributions:
    Dividends from net investment income           0.56             0.46             0.51            0.58            0.26
    Distributions from capital gains                 --               --               --              --              --
                                                -------          -------          -------         -------         -------
    Total distributions                            0.56             0.46             0.51            0.58            0.26
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.89          $  9.94          $ 10.14         $ 10.10         $ 10.10
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    5.27%            2.64%            5.58%           5.91%           3.41%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    19          $    22          $    19         $    10         $    10
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
  Expenses                                         0.75%            0.75%            0.76%           0.75%           0.75%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                            5.68%            4.58%            5.28%           5.76%           5.28%
-------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits              1.37%            1.37%            1.44%           1.31%           1.45%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits              5.06%            3.96%            4.60%           5.20%           4.58%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             139%             302%             439%            471%            158%
-------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Short-Term Bond Fund.

***   Commencement of offering of class of shares.

#     Short periods have been annualized.

(1)   Total return figures do not include effect of any front-end sales load.

J.P. Morgan U.S. Treasury Income Fund*

                                                                  Year           Year            Year           Year           Year
CLASS A                                                          ended          ended           ended          ended          ended
                                                              10/31/00       10/31/99        10/31/98       10/31/97       10/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                           $  10.67       $  11.66        $  11.26       $  11.13       $  11.40
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                         0.68           0.71            0.75           0.66           0.66
                     Net gains or losses in securities
    (both realized and unrealized                                 0.10          (0.99)           0.40           0.13          (0.27)
                                                              --------       --------        --------       --------       --------
    Total from investment operations                              0.78          (0.28)           1.15           0.79           0.39

  Less distributions:
    Dividends from net investment income                          0.68           0.71            0.75           0.66           0.66
    Distributions from capital gains                                --             --              --             --             --
                                                              --------       --------        --------       --------       --------
    Total distributions                                           0.68           0.71            0.75           0.66          0.660
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.77       $  10.67        $  11.66       $  11.26       $  11.13
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                   7.63%         (2.41%)         10.59%          7.35%          3.56%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     41       $     69        $     63       $     85       $    111
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                        0.75%          0.75%           0.79%          0.90%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                           6.45%          6.40%           6.53%          5.97%          5.89%
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits                             1.30%          1.32%           1.30%          1.21%          1.29%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                             5.90%          5.83%           6.02%          5.66%          5.50%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             29%            59%             75%           179%           103%
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                 Year           Year            Year           Year            Year
CLASS B                                                         ended          ended           ended          ended           ended
                                                             10/31/00       10/31/99        10/31/98       10/31/97        10/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                           $ 10.67        $ 11.66         $ 11.25        $ 11.11         $ 11.37
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.59           0.61            0.65           0.58            0.57
                     Net gains or losses in securities
    (both realized and unrealized)                               0.08          (0.99)           0.41           0.13           (0.26)
                                                              -------        -------         -------        -------         -------
    Total from investment operations                             0.67          (0.38)           1.06           0.71            0.31

  Less distributions:
    Dividends from net investment income                         0.59           0.61            0.65           0.57            0.57
    Distributions from capital gains                               --             --              --             --              --
                                                              -------        -------         -------        -------         -------
    Total distributions                                          0.59           0.61            0.65           0.57            0.57
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.75        $ 10.67         $ 11.66        $ 11.25         $ 11.11
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  6.49%         (3.27%)          9.68%          6.56%           2.82%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    16        $    16         $    14        $    11         $    11
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                       1.64%          1.64%           1.64%          1.64%           1.64%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                          5.56%          5.51%           5.69%          5.24%           5.12%
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits                            1.80%          1.82%           1.79%          1.71%           1.79%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                            5.40%          5.33%           5.54%          5.17%           4.97%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            29%            59%             75%           179%            103%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.

*     Formerly Chase Vista U.S. Treasury Income Fund.

J.P. Morgan Strategic Income Fund*

                                                       CLASS A                    CLASS B                      CLASS C
                                               ----------------------      ----------------------      ------------------------
                                                   Year    11/30/98**          Year    11/30/98**          Year     11/30/98**
                                                  ended       Through         ended       Through         ended        Through
                                               10/31/00      10/31/99      10/31/00      10/31/99      10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.59      $ 10.00        $  9.59       $ 10.00       $  9.59        $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                          0.78         0.72           0.74          0.71          0.74           0.71
    Net gains or losses in securities
    (both realized and unrealized)                (0.53)       (0.41)         (0.53)        (0.41)        (0.53)         (0.41)
                                                -------      -------        -------       -------       -------        -------
    Total from investment operations               0.25         0.31           0.21          0.30          0.21           0.30

  Less distributions:
    Dividends from net investment income           0.78         0.72           0.74          0.71          0.74           0.71
    Distributions from capital gains                 --           --             --            --            --             --
    Tax return of capital                          0.01           --           0.01            --          0.01             --
                                                -------      -------        -------       -------       -------        -------
    Total dividends and distributions              0.79         0.72           0.75          0.71          0.75           0.71
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.05      $  9.59        $  9.05       $  9.59       $  9.05        $  9.59
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                    2.59%        3.23%          2.17%         3.13%         2.15%          3.12%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     2      $     3        $     8       $     5       $     2        $     4
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS#:
-------------------------------------------------------------------------------------------------------------------------------
  Expenses                                         1.11%        0.15%          1.53%         0.17%         1.49%          0.17%
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            7.84%        8.38%          7.42%         8.40%         7.46%          8.40%
-------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits              2.43%        3.59%          3.06%         3.98%         2.89%          3.98%
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits              6.52%        4.94%          5.89%         4.59%         6.06%          4.59%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             113%         136%           113%          136%          113%           136%
-------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Strategic Income Fund.

**    Commencement of operations.

#     Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

--------------------------------------------------------------------------------
J.P. Morgan     HOW TO REACH US
--------------------------------------------------------------------------------

More information

You will find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C)2001 J.P. Morgan Chase & Co. All Rights Reserved.      February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                          J.P. Morgan
                                          Funds

                                          INSTITUTIONAL CLASS SHARES

EQUITY GROWTH FUND

CORE EQUITY FUND

BALANCED FUND

EQUITY INCOME FUND

LARGE CAP EQUITY
FUND

GROWTH AND INCOME
FUND

FOCUS FUND

CAPITAL GROWTH FUND

SMALL CAP EQUITY
FUND


DYNAMIC SMALL
CAP FUND

SHORT-TERM BOND
FUND II

U.S. TREASURY INCOME
FUND

BOND FUND II

STRATEGIC INCOME
FUND

INTERMEDIATE BOND
FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO] CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING.
                                                         -Registered Trademark-
                                                         -----------------------

                                                                    PSEQI-1-201X

EQUITY GROWTH FUND                                                             1

CORE EQUITY FUND                                                               7

BALANCED FUND                                                                 13

EQUITY INCOME FUND                                                            21

LARGE CAP EQUITY FUND                                                         27

GROWTH AND INCOME FUND                                                        33

FOCUS FUND                                                                    39

CAPITAL GROWTH FUND                                                           45

SMALL CAP EQUITY FUND                                                         51

DYNAMIC SMALL CAP FUND                                                        57

SHORT-TERM BOND FUND II                                                       63

U.S. TREASURY INCOME FUND                                                     70

BOND FUND II                                                                  77

STRATEGIC INCOME FUND                                                         84

INTERMEDIATE BOND FUND                                                        94

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                101
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                       105
--------------------------------------------------------------------------------

BUYING FUND SHARES                                                           105

SELLING FUND SHARES                                                          106

EXCHANGING FUND SHARES                                                       106

OTHER INFORMATION CONCERNING THE FUNDS                                       107

DISTRIBUTIONS AND TAXES                                                      108

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                          109
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUNDS                                            111
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Equity Growth Portfolio as well as the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

o projected earnings growth rate that's greater than or equal to the equity markets in general

o return on assets and return on equity equal to or greater than the equity markets

o     above market average price-earnings ratios

o     below-average dividend yield

o     above-average market volatility

o     market capitalization of more than $500 million.

J.P. MORGAN EQUITY GROWTH FUND

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro,"

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN EQUITY GROWTH FUND

which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     31.69%
1992      6.43%
1993      2.48%
1994     -0.90%
1995     25.78%
1996     20.52%
1997     37.20%
1998     41.38%
1999     31.85%
2000    -23.65%

--------------------------------------------------------------------------------
BEST QUARTER                                                              27.40%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -17.83%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES            -23.65%       18.67%         15.47%
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX            -22.08%       19.16%         17.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH
FUNDS INDEX                           -19.68%       17.85%         17.32%
--------------------------------------------------------------------------------

J.P. MORGAN EQUITY GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                          MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES           FEE          (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS       0.50%#       NONE           0.50%#     1.00%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $102        $318         $552         $1,225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN CORE EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Core Equity Portfolio as well as the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

J.P. MORGAN CORE EQUITY FUND

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN CORE EQUITY FUND

dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1994    -4.03%
1995    25.53%
1996    22.54%
1997    33.33%
1998    30.95%
1999    23.89%
2000   -11.99%

--------------------------------------------------------------------------------
BEST QUARTER                                                              22.97%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -11.00%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                              SINCE
                                 PAST 1 YEAR   PAST 5 YEARS   INCEPTION (4/1/93)
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES       -11.99%       18.46%         15.39%
--------------------------------------------------------------------------------
S&P 500 INDEX                     -9.10%       18.33%         17.11%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE
FUNDS INDEX                       -7.37%       16.79%         15.34%
--------------------------------------------------------------------------------

J.P. MORGAN CORE EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.50%#        NONE            0.54%#      1.04%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.50% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $106        $311         $574         $1,271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN BALANCED FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide a balance of current income and growth of capital.

The Fund's main investment strategy

The Fund seeks a balance of current income and growth by using the following strategies:

o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

o an active fixed-income management style that focuses primarily on domestic fixed-income securities.

The Fund's advisers may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on their analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

o projected rate of earnings growth that's equal to or greater than the equity markets

o return on assets and equity that's equal to or greater than the equity markets

o     above-average price/earnings ratios

o     below-average dividend yield

o     above-average market volatility

J.P. MORGAN BALANCED FUND

o market capitalization equal to those within the universe of S&P 500 Index stocks at the time of our purchase.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks and preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the advisers consider them to be comparable to investment grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on their outlook for the economy.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance), and increase your taxable dividends.

private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN BALANCED FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB

J.P. MORGAN BALANCED FUND

by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index. In the past, the Fund has compared its performance to the Lehman Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     24.16%
1992      5.32%
1993      6.01%
1994     -2.27%
1995     23.83%
1996     11.31%
1997     23.67%
1998     25.15%
1999     14.23%
2000     -2.55%

--------------------------------------------------------------------------------
BEST QUARTER                                                              13.34%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -4.84%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

J.P. MORGAN BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -2.55%        13.91%         12.40%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LEHMAN GOV'T/CREDIT INDEX             11.85%         6.24%          8.00%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX           11.63%         6.46%          7.96%
--------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX            2.39%        11.80%         12.45%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.50%#        NONE            0.50%#      1.00%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $102        $318         $552         $1,225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to invest in securities that provide both capital appreciation and current income.

The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

J.P. MORGAN EQUITY INCOME FUND

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN EQUITY INCOME FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     22.10%
1992      5.61%
1993     12.34%
1994     -3.37%
1995     33.72%
1996     17.87%
1997     31.05%
1998     26.20%
1999     13.06%
2000     -3.85%

--------------------------------------------------------------------------------
BEST QUARTER                                                              18.89%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                             -8.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -3.85%        16.21%         14.77%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX       7.46%        13.42%         14.45%
--------------------------------------------------------------------------------

J.P. MORGAN EQUITY INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%#        NONE            0.51%#      0.91%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.50% and Total Annual Fund Operating Expenses are not expected to exceed 0.90%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $93         $290         $504         $1,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund uses an active equity management style focused on earnings momentum and profitability within the universe of S&P 500 Index stocks. The Fund seeks capital appreciation by targeting companies with strong revenue gains and attractive earnings momentum and seeks value by emphasizing companies with relatively low price-to-book ratios, low price-to-cash flows ratios versus return on capital and above average dividend yield.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

J.P. MORGAN LARGE CAP EQUITY FUND

The Fund's equity holdings may also include real estate investment trust (REIT's), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Large Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN LARGE CAP EQUITY FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     31.24%
1992      5.20%
1993      8.63%
1994      0.22%
1995     31.03%
1996     23.25%
1997     33.56%
1998     22.18%
1999     10.86%
2000     -4.24%

--------------------------------------------------------------------------------
BEST QUARTER                                                              19.08%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -9.74%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -4.24%        16.38%         15.45%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP FUNDS INDEX           1.95%        15.74%         16.12%
--------------------------------------------------------------------------------

J.P. MORGAN LARGE CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            0.49%       0.89%
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $91         $284         $493         $1,096
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

J.P. MORGAN GROWTH AND INCOME FUND

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. government debt securities and investment-grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose on your investment in the Fund. Here are some of the specific risks of investing in Growth and Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN GROWTH AND INCOME FUND

currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, which contains large companies with low price-to-book ratios relative to the S&P 500 Index, and the Lipper Large-Cap Value Funds Index.

The performance for the period before Institutional Class shares were launched in January 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-1995 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991     59.13%
1992     15.06%
1993     12.99%
1994     -3.41%
1995     27.55%
1996     19.86%
1997     30.07%
1998     14.50%
1999      8.52%
2000     0.86%

--------------------------------------------------------------------------------
BEST QUARTER                                                              33.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1991


--------------------------------------------------------------------------------
WORST QUARTER                                                            -12.11%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

J.P. MORGAN GROWTH AND INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            0.86%         14.33%         17.41%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX             6.08%         16.81%         16.88%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX    1.95%         15.74%         16.12%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            0.50%#      0.90%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $92         $287         $498         $1,108
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN FOCUS FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in common stocks of established companies which have market capitalizations of more than $1 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund invests primarily in U.S. companies, but may also invest in multinational companies that issue American depositary receipts.

The Fund's advisers use an active equity management style that is focused on capital growth from a portfolio of timely investment opportunities. The Fund seeks capital appreciation by emphasizing companies with an outstanding record of earnings growth relative to the equity markets, a projected rate of growth greater than or equal to the equity markets, above market average price-earnings ratios and below average dividend yields.

The Fund will seek to invest in the 25 companies identified by the advisers as having the most favorable characteristics through a disciplined investment approach which relies on research-intensive fundamental analysis.

Fundamental research typically includes analysis of products and market niches, evaluation of competitors, detailed financial analysis, meetings with company management, and interviews with industry analysts. In doing their analysis, the advisers will meet industry concentration

J.P. MORGAN FOCUS FUND

limits by investing across a number of sectors. However, they may change sector weightings in response to market developments.

The advisers go through this process at least monthly to identify what they believe are the best 25 companies and adjust their holdings as needed. The Fund usually invests approximately equal amounts in each of the 25 companies. However, it may change these weightings and hold assets of more or less than 25 companies. The advisers also use the process to frequently monitor the Fund's investments.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in Fund. Here are some of the specific risks of investing in Focus Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN FOCUS FUND

financial markets, which could have a negative effect on the value of shares of the Fund.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. Since the Fund invests in a relatively small number of companies, a decrease in the value of any one of its investments can have a large impact on the value of the entire portfolio.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1999       14.07%
2000      -25.46%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.57%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                            -22.77%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                                        PAST 1 YEAR    (6/30/98)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                              -25.46%        -5.88%
--------------------------------------------------------------------------------
S&P 500 INDEX                                            -9.10%         7.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX                        -7.37%         7.14%
--------------------------------------------------------------------------------

J.P. MORGAN FOCUS FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            2.12%#      2.52%#

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.13%, actual Other Expenses are expected to be 0.87% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES                            $255        $785         $1,340       $2,856
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Capital Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Capital Growth Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within a universe of S&P MidCap 400 Index Stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or service and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of

J.P. MORGAN CAPITAL GROWTH FUND

its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase-agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Capital Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities do not as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

The securities of small or mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN CAPITAL GROWTH FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

The performance for the period before Institutional Class shares were launched in January 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-1995 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991     70.74%
1992     12.95%
1993     20.17%
1994     -1.31%
1995     22.24%
1996     24.64%
1997     23.88%
1998      5.93%
1999     13.23%
2000     14.60%

--------------------------------------------------------------------------------
BEST QUARTER                                                              26.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                            -19.49%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            14.60%        16.23%         19.49%
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX                  17.50%        20.41%         19.86%
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX        6.26%        16.17%         17.94%
--------------------------------------------------------------------------------

J.P. MORGAN CAPITAL GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.40%         NONE            0.53%#      0.93%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $95         $296         $515         $1,143
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on companies with above market average price-earnings ratios and price-book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products and service, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

J.P. MORGAN SMALL CAP EQUITY FUND

The Fund is currently closed to new investors. You may only buy shares in this Fund through an account established before November 30, 1998. The Fund may modify or eliminate this policy at any time.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN SMALL CAP EQUITY FUND

nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

The performance for the period before Institutional Class shares were launched in May 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1995-1996 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1995     54.04%
1996     29.18%
1997     18.15%
1998      3.71%
1999     14.37%
2000     14.80%

--------------------------------------------------------------------------------
BEST QUARTER                                                              19.51%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -21.04%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (12/20/94)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES               14.80%        15.76%         22.04%
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                   11.80%        13.57%         16.15%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX         6.93%        12.44%         15.28%
--------------------------------------------------------------------------------

J.P. MORGAN SMALL CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.65%         NONE            0.47%#      1.12%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.23% and Total Annual Fund Operating Expenses are not expected to exceed 0.88%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, you cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $114        $356         $617         $1,363
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN DYNAMIC SMALL CAP FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers apply an active equity management style focused on investing in small sized growth companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying a stock in order to determine if the stock is still an attractive investment opportunity.

To maintain investment flexibility, the Fund may stop accepting new investors once the Fund's net assets reach approximately $1 billion. If that happens, existing shareholders would still be able to buy additional Fund shares.

J.P. MORGAN DYNAMIC SMALL CAP FUND

The Fund may invest up to 20% of its total assets in foreign securities. The investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Dynamic Small Cap Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN DYNAMIC SMALL CAP FUND

expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

The performance for the period before Institutional Class shares were launched in April 1999 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1998-1999 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1998    13.46%
1999    30.19%
2000    11.91%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.06%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                            -18.98%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                                        PAST 1 YEAR    (5/19/97)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                              11.91%          24.50%
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX                      0.57%          11.87%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX                     -8.25%          15.85%
--------------------------------------------------------------------------------

J.P. MORGAN DYNAMIC SMALL CAP FUND

Fees and expenses

This table describes the fees and expenses that ou may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.65%         NONE            1.70%#      2.35%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.45% and Total Annual Fund Operating Expenses are not expected to exceed 1.10%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $238        $733         $1,255       $2,686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SHORT-TERM BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

The Fund normally invests substantially all of its assets in investment-grade debt securities of all types. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity of the Fund's portfolio will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa(3) or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also

J.P. MORGAN SHORT-TERM BOND FUND II

actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance), and increase your taxable dividends.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Term Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investor Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman 1-3 Year U.S. Gov't Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      9.13%
1992      5.04%
1993      4.54%
1994      2.38%
1995      8.22%
1996      5.62%
1997      6.13%
1998      5.59%
1999      3.11%
2000      7.52%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.76%
--------------------------------------------------------------------------------
                                                               4th quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                              0.09%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                   PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         7.52%          5.59%            5.70%
--------------------------------------------------------------------------------
LEHMAN 1-3 YEAR U.S. GOV'T
BOND INDEX                         8.17%          5.95%            6.40%
--------------------------------------------------------------------------------
LIPPER SHORT-TERM INVESTMENT
GRADE DEBT FUNDS INDEX             7.39%          5.52%            6.34%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                      MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
CLASS OF SHARES       FEE           (12B-1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                 0.25%         NONE            0.62%        0.87%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.18%, Other Expenses are expected to be 0.32% and Total Annual Fund Operating Expenses are not expected to exceed 0.50%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect changes or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES                       $89          $278         $482          $1,073
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN U.S. TREASURY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide investors with monthly dividends while still protecting the value of their investment.

The Fund's main investment strategy

Under normal circumstances, the Fund will invest at least 65% of its total assets in:

o     debt securities issued by the U.S. Treasury, and

o repurchase agreements in which the Fund receives these securities as collateral.

The Fund may also invest in debt securities issued or guaranteed by U.S. government agencies or authorities. These securities may include investments in collateralized mortgage obligations and other mortgage-related securities.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund develops an appropriate portfolio strategy based on a forecast for the level and direction of interest rates. When making this forecast, the advisers also determine an outlook for the interest rate horizon, an expectation of market volatility levels and an outlook for yield curve shifts.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still under-valued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Treasury Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, derivatives could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman U.S. Gov't Bond Index and the Lehman U.S. Treasury Bond Index, two widely recognized market benchmarks, and the Lipper General U.S. Gov't Funds Index. In the past, the Fund has compared its performance to the Lehman Treasury Bond Index, but in the future, the Fund intends to compare its performance to the Lehman U.S. Gov't Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Because Institutional Class shares were not launched until February 16, 2001, the performance shown is based on performance for Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-2000 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991      14.79%
1992       5.87%
1993      10.32%
1994      -4.46%
1995      17.53%
1996       1.26%
1997       8.34%
1998       8.78%
1999      -2.96%
2000      12.61%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.87%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES          12.61%         5.46%           6.98%
--------------------------------------------------------------------------------
LEHMAN U.S. GOV'T BOND INDEX        13.24%         6.49%           7.92%
--------------------------------------------------------------------------------
LEHMAN U.S. TREASURY BOND INDEX     13.52%         6.49%           7.92%
--------------------------------------------------------------------------------
LIPPER GENERAL U.S. GOV'T FUNDS
INDEX                               11.89%         5.54%           6.75%
--------------------------------------------------------------------------------

Because Institutional Class shares were not launched until February 16, 2001, the performance shown is based on performance for Class A shares of the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
SHARES             0.30%           NONE              0.59%        0.89%
--------------------------------------------------------------------------------

* The table is based on estimated expenses for the current fiscal year.

The actual Management Fee is currently expected to be 0.15%, actual Other Expenses are expected to be 0.40% and Total Annual Fund Operating Expenses are not expected to exceed 0.55%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN U.S. TREASURY INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR        3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES      $91           $284         $493         $1,096
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

The Fund's main investment strategy

The Fund invests mainly in investment-grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated Baa(3) or higher by Moody's Investors Service, Inc., BBB- or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversifi-

J.P. MORGAN U.S. TREASURY INCOME FUND

cation and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment. If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      15.53%
1992       6.46%
1993      11.40%
1994      -3.83%
1995      18.51%
1996       3.20%
1997       8.81%
1998       7.94%
1999      -1.05%
2000      10.08%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1991


--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.76%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                   PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         10.08%          5.71%           7.50%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX        11.63%          6.46%           7.96%
--------------------------------------------------------------------------------
LIPPER CORPORATE DEBT A-RATED
FUNDS INDEX                        10.31%          5.49%           7.72%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                   MANAGEMENT     DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES    FEE            (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS              0.30%          NONE              0.45%#       0.75%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.30% and Total Annual Fund Operating Expenses are not expected to exceed 0.60%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS     5 YEARS       10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $77         $240        $417          $930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income.

The Fund's main investment strategy

The Fund invests primarily in a diversified portfolio of securities denominated in U.S. dollars. The investments are primarily in the following market sectors:

o Investment-grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

o Debt securities of foreign issuers, including foreign governments and companies. The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

o Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock, and preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

Investment grade securities are those rated Baa(3) or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization. These include unrated securities of comparable quality. The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's advisers expect that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the United States.

The Fund may purchase lower-rated high yield securities issued by U.S. companies as well as foreign companies and governments. Lower-rated securities are those which are rated Ba(3) or lower by Moody's, BB- or lower by S&P or the equivalent by another national rating organization. They also include unrated securities which are found to be of comparable quality. High yield securities in the Fund's portfolio may be rated as low as C by Moody's, or D by S&P, or the equivalent.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance) and increase your taxable dividends.

J.P. MORGAN STRATEGIC INCOME FUND

debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change. In deciding how to allocate the Fund's investments among various securities, industry sectors, countries or currencies, the advisers will consider fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rates. When selecting high yield securities, the advisers will look at the creditworthiness of the issuer, the rating and performance of the security, the security's collateral protection and the Fund's diversity.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreement or dollar rolls. The Fund will use leveraging only when the advisers believe that the returns available through leveraging will provide a potentially higher return.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage-obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rate are changed periodically.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality, U.S. dollar-denominated money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Strategic Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high-yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high-yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated "C" or "D" may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The costs of investing in the high yield market are usually higher than investing in investment-grade securities. That's because the Fund has to spend more money for investment research and commissions.

Since the Fund invests a significant portion of its assets in securities issued outside the United States, it is riskier than a fund that invests only in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries. Brady Bonds do not have as long a payment history as other types of government debt securities. Because of that, they, and many emerging market debt instruments, may trade at a substantial discount which might lead to greater volatility.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled

J.P. MORGAN STRATEGIC INCOME FUND

and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

The market for loan participations may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. Because of that, these investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, and since inception. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Multi-Sector Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1999      6.43%
2000      1.40%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.90%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                             -0.57%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the period ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                                  PAST 1 YEAR         (11/30/98)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                         1.40%              3.32%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                       11.63%              5.14%
--------------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS Index            -0.36%              0.22%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                     MANAGEMENT    DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES      FEE           (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                0.50%         NONE              1.90%#       2.40%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Other Expenses are expected to be 1.00% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES            $243           $748             $1,280          $2,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. government and its agencies and authorities, investment-grade corporate bonds and other fixed-income securities.

The Fund's dollar weighted average maturity is between three and ten years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations

J.P. MORGAN INTERMEDIATE BOND FUND

and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN INTERMEDIATE BOND FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Credit Index and Lehman Aggregate Bond Index, widely recognized market benchmarks, and the Lipper Intermediate Investment Grade Debt Funds Index. In the past, the Fund has compared its performance to the Lehman Intermediate Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      16.06%
1992       6.38%
1993      10.41%
1994      -5.37%
1995      18.39%
1996       1.92%
1997       7.93%
1998       7.22%
1999      -0.32%
2000      10.22%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.32%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995


--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN INTERMEDIATE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES             10.22%        5.32%         7.07%
--------------------------------------------------------------------------------
LEHMAN INTERMEDIATEGOV'T/CREDIT INDEX  10.12%        6.11%         7.36%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX            11.63%        6.46%         7.96%
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS INDEX                 10.58%        5.86%         7.52%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES    FEE           (12B-1) FEES     EXPENSES      EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS              0.30%         NONE             0.45%#        0.75%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                 1 YEAR      3 YEARS     5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES       $77         $240        $417           $930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Funds' investment adviser

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan JPMFAM (USA) & Co. (J.P. Morgan JPMFAM (USA)), a bank holding company. JPMFAM
(USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                 Fiscal Year
Fund                                                Ended                   %
--------------------------------------------------------------------------------
Equity Growth Fund                             Dec. 31, 2000              0.73%
Core Equity Fund                               Dec. 31, 2000              0.70%
Balanced Fund                                  Dec. 31, 2000              0.69%
Equity Income Fund                             Dec. 31, 2000              0.72%
Large Cap Equity Fund                          Oct. 31, 2000              0.13%
Growth & Income Fund                           Oct. 31, 2000              0.40%
Focus Fund                                     Oct. 31, 2000              0.05%
Capital Growth Fund                            Oct. 31, 2000              0.40%
Small Cap Equity Fund                          Oct. 31, 2000              0.65%
Dynamic Small Cap Fund                         Oct. 31, 2000              0.58%
Short-Term Bond Fund II                        Oct. 31, 2000              0.00%
U.S. Treasury Fund                             Oct. 31, 2000              0.30%
Bond Fund II                                   Oct. 31, 2000              0.30%
Strategic Income Fund                          Oct. 31, 2000              0.00%
Intermediate Bond Fund                         Oct. 31, 2000              0.30%

FUNDS' INVESTMENT ADVISER

The Portfolio Managers

BALANCED FUND

Henry Lartigue, Executive Vice President at JPMFAM (USA), and Jeff Phelps, Portfolio Manager at JPMFAM (USA) are responsible for the equity portion of the portfolio. H. Mitchell Harper, Senior Vice President, and Portfolio Manager at JPMFAM (USA) is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since July of 1994. He began his career as a securities analyst at JPMFAM (USA) in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to JPMFAM (USA) in 1994. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM
(USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with JPMFAM (USA) since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987, as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.

EQUITY INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at JPMFAM
(USA), is responsible for management of the Fund's portfolio. Mr. Heintz has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at the Bank of New York as a Portfolio Manager. Mr. Heintz has been managing the Fund since March 1988.

CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps.

EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since July of 1994.

LARGE CAP EQUITY FUND

Mr. Heintz is the portfolio manager. He has managed the portfolio since its inception on August 1999.

GROWTH AND INCOME FUND

Mr. Heintz and Steve O'Keefe, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. O'Keefe joined JPMFAM
(USA) in 1989. Prior to joining JPMFAM (USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999.

FOCUS FUND

Mr. Lartigue and Mr. Phelps are responsible for management of the Fund's portfolio. Mr. Lartigue has managed the Fund since August 1999. Mr. Phelps has managed the Fund since February, 2001.

CAPITAL GROWTH FUND

Mr. Heintz and Chris Matlock, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in an investment management and finance capacity. Both have been managing the Fund since August 1999.

SMALL CAP EQUITY FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA) she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999.

DYNAMIC SMALL CAP FUND

Ms. Ellis and Mr. Lartigue are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.

SHORT-TERM BOND FUND II

A team of investment managers with JPMFAM (USA), led by Timothy Neumann, Head of Taxable Core Investment Group at JPMFAM (USA), is responsible for the management of the Fund. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining JPMFAM (USA) in 1997, Mr. Neumann was the portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

U.S. TREASURY INCOME FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

BOND FUND II

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

STRATEGIC INCOME FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

FUNDS' INVESTMENT ADVISER

Kim M. Peters, a Senior Vice President of SSR, has been responsible for management of the Fund's lower rated, high yield securities of U.S. issuers since November 2000. Mr. Peters joined SSR in 1986 and manages other mutual fund and institutional accounts that invest in high yield and other securities.

INTERMEDIATE BOND FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann is responsible for the management of the Fund.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy Institutional shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange, each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the New York Stock Exchange is open. If we receive your

HOW YOUR ACCOUNT WORKS

order by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. If you buy through an agent and not directly from the J.P. Morgan Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional shares must be paid for by federal funds wire. If the J.P. Morgan Funds Service Center does not receive federal funds by 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the J.P. Morgan Funds Service Center at 1-800-622-4273.

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

Selling Fund shares

When you sell your shares you'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the J.P. Morgan Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

Selling shares

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They'll send all necessary documents to the J.P. Morgan Funds Service Center.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-622-4273. We'll send the proceeds by wire only to the bank account on our records.

Exchanging shares

You can exchange your Institutional shares for shares in certain other J.P. Morgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-622-4273 for details.

You should not exchange shares as means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

Other information concerning the funds

We may close your account if the balance in all J.P. Morgan Funds (except money market funds) falls below $1,000,000. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM
(USA).

The Trust has agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM(USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative

HOW YOUR ACCOUNT WORKS

services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Bond Fund II and Intermediate Bond Fund declare dividends daily. The Strategic Income Fund, Short-Term Bond Fund II declare dividends monthly. The Balanced Fund, Core Equity Fund, Equity Growth Fund, Equity Income, Large Cap Equity Fund and Growth and Income Fund distribute any net investment income at least quarterly. The Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Growth and Income Fund, Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

HOW YOUR ACCOUNT WORKS

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods for the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Institutional Class share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Reports to Shareholders for the fiscal year ended October 31, 2000 for the Large Cap Equity, Growth and Income, Focus, Capital Growth, Small Cap Equity, Dynamic Small Cap Fund, Short-Term Bond,
Bond, Strategic Income and Intermediate Bond Funds and December 31, 2000 for the Equity Growth, Core Equity, Balanced, and Equity Income Funds, which are incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

J.P. Morgan Equity Growth Fund*

                                                                          Year        Year       Year         Year      Year
                                                                         ended       ended      ended        ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98     12/31/97  12/31/96
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 68.09     $ 52.36     $ 38.36     $ 27.95   $ 23.20
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                (0.26)@     (0.14)@      0.03        0.07      0.10
    Net gains or losses in securities (both realized and unrealized)    (16.22)      16.78       15.78       10.34      4.65
                                                                       -------     -------     -------     -------   -------
    Total from investment operations                                    (16.48)      16.64       15.81       10.41      4.75

  Less distributions:
    Dividends from net investment income                                    --          --        0.03          --        --
    Distributions from capital gains                                      8.17        0.91        1.78          --        --
                                                                       -------     -------     -------     -------   -------
    Total distributions                                                   8.17        0.91        1.81          --        --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 43.44     $ 68.09     $ 52.36     $ 38.36   $ 27.95
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                            (23.65%)     31.85%      41.38%      37.20%    20.52%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $   179     $   320     $   179     $    74   $    57
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%       1.00%       1.00%     1.00%
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    (0.40%)     (0.24%)      0.05%       0.20%     0.41%
----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.02%       1.03%       1.09%       1.11%     1.08%
----------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                 (0.42%)     (0.27%)     (0.04%)      0.09%     0.33%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 15%~        35%         35%       62%
----------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Equity Growth Fund; Institutional Class shares were formerly Premier Class shares.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Equity Growth Portfolio.

@     Calculated based upon average shares outstanding.

J.P. Morgan Core Equity Fund*

                                                                          Year        Year       Year      Year      Year
                                                                         ended       ended      ended     ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98  12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 32.24     $ 26.52    $ 21.25   $ 15.94   $ 13.01
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                   --        0.04@      0.09      0.14      0.16
    Net gains or losses in securities (both realized and unrealized)     (3.95)       6.27       6.44      5.17      2.77
                                                                       -------     -------    -------   -------   -------
    Total from investment operations                                     (3.95)       6.31       6.53      5.31      2.93

  Less distributions:
    Dividends from net investment income                                    --        0.04       0.09        --        --
    Distributions from capital gains                                      1.88        0.55       0.17        --        --
                                                                       -------     -------    -------   -------   -------
    Total distributions                                                   1.88        0.59       1.26        --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 26.41     $ 32.24    $ 26.52   $ 21.25   $ 15.94
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                            (11.99%)     23.89%     30.95%    33.33%    22.54%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $   143     $   181    $    89   $    51   $    29
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%      1.00%     1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    (0.01%)      0.13%      0.39%     0.74%     1.10%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.05%       1.11%      1.18%     1.20%     1.14%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                 (0.06%)      0.02%      0.21%     0.54%     0.96%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 11%~       32%       24%       29%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Core Equity Fund; Institutional Class shares were formerly Premier Class shares.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio.

@     Calculated based upon average shares outstanding.

J.P. Morgan Equity Income Fund*

                                                                          Year       Year       Year       Year      Year
                                                                         ended      ended      ended      ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 49.80    $ 46.14    $ 36.97    $ 28.21   $ 23.93
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                 0.29@      0.32@      0.33       0.40      0.43
    Net gains or losses in securities (both realized and unrealized)     (2.66)      5.65       9.32       8.36      3.85
                                                                       -------    -------    -------    -------   -------
    Total from investment operations                                     (2.37)      5.97       9.65       8.76      4.28

  Less distributions:
    Dividends from net investment income                                  0.29       0.31       0.34         --        --
    Distributions from capital gains                                     11.81       2.00       0.14         --        --
                                                                       -------    -------    -------    -------   -------
    Total distributions                                                  12.10       2.31       0.48         --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 35.33    $ 49.80    $ 46.14    $ 36.97   $ 28.21
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                             (3.85%)    13.06%     26.20%     31.05%    17.87%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $    97    $   170    $   128    $    75   $    63
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%      1.00%      1.00%      1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.59%      0.66%      0.82%      1.67%     1.67%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.03%      1.09%      1.10%      1.11%     1.07%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                  0.56%      0.57%      0.72%      1.56%     1.60%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     15%        16%         3%        14%       24%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Equity Income Fund; Institutional Class shares were formerly Premier Class shares.

@     Calculated based upon average shares outstanding.

J.P. Morgan Balanced Fund*

                                                                          Year        Year       Year      Year      Year
                                                                         ended       ended      ended     ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98  12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 38.50     $ 34.54    $ 29.26   $ 23.66   $ 21.25
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                 0.86@       0.78@      0.73      0.74      0.63
    Net gains or losses in securities (both realized and unrealized)     (1.96)       4.07       6.53      4.86      1.78
                                                                       -------     -------    -------   -------   -------
    Total from investment operations                                     (1.10)       4.85       7.26      5.60      2.41

  Less distributions:
    Dividends from net investment income                                  1.38        0.70       0.73        --        --
    Distributions from capital gains                                      5.75        0.19       1.25        --        --
                                                                       -------     -------    -------   -------   -------
    Total distributions                                                   7.13        0.89       1.98        --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 30.27     $ 38.50    $ 34.54   $ 29.26   $ 23.66
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (2.55%)     14.23%     25.15%    23.67%    11.31%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $    61     $   103    $    59   $    36   $    23
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%      1.00%     1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     2.23%       2.19%      2.32%     2.73%     2.82%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.06%       1.19%      1.28%     1.28%     1.17%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                  2.17%       2.00%      2.04%     2.45%     2.65%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    134%         45%        58%       64%       70%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Balanced Fund; Institutional Class shares were formerly Premier Class shares.

@     Calculated based upon average shares outstanding.

J.P. Morgan Large Cap Equity Fund*

                                                                                Year       Year       Year       Year       Year
                                                                               ended      ended      ended      ended      ended
PER SHARE OPERATING PERFORMANCE                                             10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 16.27    $ 15.15    $ 14.85    $ 13.27    $ 12.24
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.14       0.19       0.18       0.18       0.23
    Net gains or losses in securities
    (both realized and unrealized)                                              1.09       2.07       1.95       3.47       2.59
                                                                             -------    -------    -------    -------    -------
    Total from investment operations                                            1.23       2.26       2.13       3.65       2.82

  Less distributions:
    Dividends from net investment income                                        0.14       0.19       0.17       0.18       0.22
    Distributions from capital gains                                            1.06       0.95       1.66       1.89       1.57
                                                                             -------    -------    -------    -------    -------
    Total distributions                                                         1.20       1.14       1.83       2.07       1.79
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 16.30    $ 16.27    $ 15.15    $ 14.85    $ 13.27
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    7.81%     15.37%     15.82%     31.50%     25.65%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   117    $   147    $   117    $   107    $    99
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.55%      0.42%      0.47%      0.50%      0.40%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           0.84%      1.18%      1.19%      1.32%      1.86%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.89%      0.92%      0.97%      1.00%      0.96%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      0.50%      0.68%      0.69%      0.82%      1.30%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           27%        70%        72%        72%        89%
--------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Large Cap Equity Fund.

J.P. Morgan Growth and Income Fund*

                                                                 Year         Year         Year         Year     1/25/96**
                                                                ended        ended        ended        ended       through
PER SHARE OPERATING PERFORMANCE                              10/31/00     10/31/99     10/31/98     10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 43.89      $ 43.43      $ 46.35      $ 39.26       $ 34.80
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.26@        0.35@        0.43@        0.52@         0.47
    Net gains or losses in securities
    (both realized and unrealized)                               3.33         5.12         3.50        10.20          4.46
                                                              -------      -------      -------      -------       -------
    Total from investment operations                             3.59         5.47         3.93        10.72          4.93

  Less distributions:
    Dividends from net investment income                         0.18         0.34         0.29         0.48          0.47
    Distributions from capital gains                             6.31         4.67         6.56         3.15            --
                                                              -------      -------      -------      -------       -------
    Total distributions                                          6.49         5.01         6.85         3.63          0.47
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 40.99      $ 43.89      $ 43.43      $ 46.35       $ 39.26
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                     9.34%       13.30%        9.44%       29.37%        13.39%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $     5      $    15      $    24      $   522       $    28
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                         0.89%        0.85%        0.85%        0.86%         1.24%
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.64%        0.80%        0.95%        1.21%         1.73%
--------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                      0.93%        0.85%        0.85%        0.86%         1.24%
--------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements         0.60%        0.80%        0.95%        1.21%         1.73%
--------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Growth and Income Fund.

**    Commencement of offering of class of shares.

#     Short periods have been annualized.

@     Calculated based upon average shares outstanding.

J.P. Morgan Focus Fund*

                                                                                   Year         Year   6/30/98**
                                                                                  ended        ended     through
PER SHARE OPERATING PERFORMANCE                                                10/31/00     10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    9.86     $   9.40     $ 10.00
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                         (0.03)        0.03@       0.02
    Net gains or losses in securities
    (both realized and unrealized)                                                 0.15         0.45       (0.62)
                                                                              ---------     --------      ------
    Total from investment operations                                               0.12         0.48       (0.60)

  Less distributions:
    Dividends from net investment income                                             --         0.02          --
    Distributions from capital gains                                                 --           --          --
                                                                              ---------     --------      ------
    Total distributions                                                              --         0.02          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $    9.98     $   9.86     $  9.40
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                       1.22%        5.05%      (6.00%)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                          $      --+    $      1     $     1
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
Expenses                                                                           1.00%        1.00%       1.00%
----------------------------------------------------------------------------------------------------------------
Net investment income                                                             (0.44%)       0.33%       0.78%
----------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                  1,500.37%^    1007.71%       1.80%
----------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits    (1,499.81%)^  (1006.38%)     (0.02%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             124%         173%         33%
----------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Focus Fund.

**    Commencement of operations.

@     Calculated based upon average shares outstanding.

#     Short periods have been annualized.

+     Amounts round to less than one million

^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

J.P. Morgan Capital Growth Fund*

                                                                Year          Year          Year          Year    1/25/96**
                                                               ended         ended         ended         ended      through
PER SHARE OPERATING PERFORMANCE                             10/31/00      10/31/99      10/31/98      10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $43.36        $41.53        $46.90        $41.65       $35.26
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       0.04@        (0.05)@        0.07          0.13@        0.17
    Net gains or losses in securities
    (both realized and unrealized)                             10.27          5.80         (0.54)        10.17         6.34
                                                              ------        ------        ------        ------       ------
    Total from investment operations                           10.31          5.75         (0.47)        10.30         6.51

  Less distributions:
    Dividends from net investment income                          --            --            --          0.25         0.12
    Distributions from capital gains                            4.91          3.92          4.90          4.80           --
                                                              ------        ------        ------        ------       ------
    Total distributions                                         4.91          3.92          4.90          5.05         0.12
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $48.76        $43.36        $41.53        $46.90       $41.65
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                   26.34%        14.71%        (1.20%)       26.98%       18.13%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $   15        $   18        $   52        $   52       $   32
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
Expenses                                                        0.94%         0.92%         0.91%         0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.09%        (0.11%)        0.11%         0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                     1.06%         0.99%         0.91%         0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements       (0.03%)       (0.18%)        0.11%         0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Capital Growth Fund.

**    Commencement of offering of class of shares.

#     Short periods have been annualized.

@     Calculated based upon average shares outstanding.

J.P. Morgan Small Cap Equity Fund*

                                                                                Year        Year        Year        Year   5/7/96**
                                                                               ended       ended       ended       ended    through
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98    10/31/97   10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 23.10     $ 20.59     $ 23.71     $ 19.22    $ 18.44
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                      (0.05)@     (0.02)@     (0.02)       0.03       0.02
    Net gain or losses in securities
    (both realized and unrealized)                                              8.12        2.70       (2.46)       4.75       0.76
                                                                             -------     -------     -------     -------    -------
    Total from investment operations                                            8.07        2.68       (2.48)       4.78       0.78

  Less distributions:
    Dividends from net investment income                                          --          --          --          --         --
    Distributions from capital gains                                            2.65        0.17        0.64        0.29         --
                                                                             -------     -------     -------     -------    -------
    Total distributions                                                         2.65        0.17        0.64        0.29         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 28.52     $ 23.10     $ 20.59     $ 23.71    $ 19.22
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                   37.94%      13.06%     (10.64%)     25.15%      4.23%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   383     $   269     $   254     $   307    $    52
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.88%       0.88%       1.04%       1.10%      1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          (0.20%)     (0.07%)     (0.09%)      0.13%      0.27%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.13%       1.13%       1.13%       1.14%      1.27%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits     (0.45%)     (0.32%)     (0.18%)      0.09%      0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           75%         92%         74%         55%        78%
-----------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Small Cap Equity Fund.

**    Commencement of offering of class of shares.

@     Calculated based on average shares outstanding.

#     Short periods have been annualized.

J.P. Morgan Dynamic Small Cap Fund*

                                                                               Year   04/05/99**
                                                                              ended      Through
PER SHARE OPERATING PERFORMANCE                                            10/31/00     10/31/99
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $15.98       $14.11
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                     (0.13)@      (0.05)
    Net gains or losses in securities
    (both realized and unrealized)                                             8.80         1.92
                                                                             ------       ------
    Total from investment operations                                           8.67         1.87

  Less distributions:
    Dividends from net investment income                                         --           --
    Distributions from capital gains                                             --           --
                                                                             ------       ------
    Total distributions                                                          --           --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $24.65       $15.98
------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  54.26%       13.25%
================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   --+      $   --+
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------
Expenses                                                                       1.10%        1.91%
------------------------------------------------------------------------------------------------
Net investment income                                                         (0.59%)      (0.96%)
------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 15.48%^      34.70%
------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits   (14.97%)^    (33.75%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          87%          92%
------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Small Cap Opportunities Fund.

**    Commencement of offering class of shares.

#     Short periods have been annualized.

+     Amounts round to less than one million.

^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

J.P. Morgan Short-Term Bond Fund II*

                                                                                Year        Year        Year       Year        Year
                                                                               ended       ended       ended      ended       ended
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98   10/31/97    10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $  9.95     $ 10.15     $ 10.11    $ 10.12     $ 10.08
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.59        0.49        0.57       0.62        0.56
    Net gains or losses in securities
    (both realized and unrealized)                                             (0.05)      (0.20)       0.02      (0.01)       0.04
                                                                             -------     -------     -------    -------     -------
    Total from investment operations                                            0.54        0.29        0.59       0.61        0.60

  Less distributions:
    Dividends from net investment income                                        0.59        0.49        0.55       0.62        0.56
    Distributions from capital gains                                              --          --          --         --          --
                                                                             -------     -------     -------    -------     -------
    Total distributions                                                         0.59        0.49        0.55       0.62        0.56
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.90     $  9.95     $ 10.15    $ 10.11     $ 10.12
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.56%       2.97%       6.03%      6.23%       6.10%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      $    21     $    28     $    31    $    38     $    43
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.45%       0.42%       0.42%      0.42%       0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           5.99%       4.89%       5.68%      6.08%       5.59%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.02%       1.02%       1.04%      0.93%       0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      5.42%       4.29%       5.06%      5.57%       5.05%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          139%        302%        439%       471%        158%
-----------------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Vista Short-Term Bond Fund.

J.P. Morgan Bond Fund II*

                                                                                Year        Year        Year   1/1/97**
                                                                               ended       ended       ended    through
Per Share Operating Performance                                             10/31/00    10/31/99    10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 38.38     $ 41.29     $ 41.01    $ 40.34
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       2.38        2.36        2.56       2.31
    Net gains or losses on securities (both realized and unrealized)           (0.36)      (2.37)       0.76       0.67
                                                                             -------     -------     -------    -------
    Total from investment operations                                            2.02       (0.01)       3.32       2.98

  Less distributions:
    Dividends from net investment income                                        2.38        2.36        2.55       2.31
    Distributions from capital gains                                              --        0.54        0.49         --
                                                                             -------     -------     -------    -------
    Total distributions                                                         2.38        2.90        3.04       2.31
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 38.02     $ 38.38     $ 41.29    $ 41.01
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.50%      (0.01%)      8.44%      7.64%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   587     $   620     $   590    $   520
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.69%       0.03%       0.03%      0.02%
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           6.30%       5.97%       6.27%      6.89%
-----------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.71%       0.49%       0.51%      0.49%
-----------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      6.28%       5.51%       5.79%      6.42%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          157%        300%        306%       261%
-----------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Bond Fund.

**    Commencement of operations.

#     Short periods have been annualized.

J.P. Morgan Strategic Income Fund*

                                                                             11/1/99   11/30/98**
                                                                             through      through
PER SHARE OPERATING PERFORMANCE                                             11/5/99~     10/31/99
Net asset value, beginning of period                                         $  9.59      $ 10.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.01         0.72
    Net gains or losses in securities (both realized and unrealized)            0.04        (0.41)
                                                                             -------      -------
    Total from investment operations                                            0.05         0.31
  Distributions to shareholders from:
    Dividends from net investment income                                          --         0.72
    Distributions from capital gains                                              --           --
                                                                             -------      -------
    Total dividends and distributions                                             --         0.72
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.64      $  9.59
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    0.52%        3.29%
=================================================================================================
RATIO/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $    --      $     1
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-------------------------------------------------------------------------------------------------
Expenses                                                                        0.40%        0.24%
-------------------------------------------------------------------------------------------------
Net investment income                                                           4.77%        8.07%
-------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.54%        3.87%
-------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      3.63%        4.44%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          113%         136%
-------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Strategic Income Fund.

**    Commencement of operations.

#     Short periods have been annualized.

~     All outstanding shares were redeemed effective November 5, 1999.

      The Fund continues to offer Class I shares for sale.

J.P. Morgan Intermediate Bond Fund*

                                                                                Year        Year        Year   1/1/97**
                                                                               ended       ended       ended    through
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $  9.69     $ 10.36     $ 10.19    $ 10.09
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.55        0.55        0.62       0.55
    Net gains or losses in securities (both realized and unrealized)           (0.03)      (0.52)       0.17       0.10
                                                                             -------     -------     -------    -------
    Total from investment operations                                            0.52        0.03        0.79       0.65

  Less distributions:
    Dividends from net investment income                                        0.55        0.55        0.62       0.55
    Distributions from capital gains                                              --        0.15          --         --
                                                                             -------     -------     -------    -------
    Total distributions                                                         0.55        0.70        0.62       0.55
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.66     $  9.69     $ 10.36    $ 10.19
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.61%       0.33%       7.98%      6.71%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   387     $   376     $   353    $   319
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.70%       0.04%       0.04%      0.06%
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           5.78%       5.55%       6.16%      6.67%
-----------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.72%       0.50%       0.52%      0.54%
-----------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      5.76%       5.09%       5.68%      6.19%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          110%        123%        168%       193%
-----------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Intermediate Bond Fund.

**    Commencement of operations.

#     Short periods have been annualized.

                    HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

J.P. Morgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C) 2001 JPMorgan Chase & Co. All Rights Reserved      February 2001